Accounts receivable, net (Details 1)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Credit Loss [Abstract]
Beginning balance			¥ 3,951,391
Addition
Recovery			(3,951,391)
Ending balance